Loans and Allowance for Loan Losses - Schedule of Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	$ 5,980	$ 6,565	$ 5,506	$ 5,963	$ 5,963	$ 5,614	$ 4,471
Provision for loan losses	532	605	1,255	1,330	3,047	1,200	2,583
Loans charged-off	(550)	(1,561)	(841)	(1,739)	(3,741)	(1,334)	(1,985)
Recoveries	68	34	110	89	237	483	545
Allowance for Loan Losses, Ending Balance	6,030	5,643	6,030	5,643	5,506	5,963	5,614
Commercial Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	2,275	3,079	2,051	2,897	2,897	2,866	2,159
Provision for loan losses	196	256	449	430	694	184	1,574
Loans charged-off	(190)	(1,428)	(224)	(1,456)	(1,668)	(241)	(926)
Recoveries	27	6	32	42	128	88	59
Allowance for Loan Losses, Ending Balance	2,308	1,913	2,308	1,913	2,051	2,897	2,866
Commercial and Industrial [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,563	1,959	1,366	1,559	1,559	990	1,448
Provision for loan losses	16	267	261	670	1,252	579	(371)
Loans charged-off	(7)	(2)	(62)	(8)	(1,468)	(46)	(126)
Recoveries	2	4	9	7	23	36	39
Allowance for Loan Losses, Ending Balance	1,574	2,228	1,574	2,228	1,366	1,559	990
Residential Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	1,940	1,267	1,824	1,190	1,190	1,360	745
Provision for loan losses	157	143	315	303	899	359	845
Loans charged-off	(200)	(72)	(248)	(156)	(296)	(668)	(522)
Recoveries	20	7	26	8	31	139	292
Allowance for Loan Losses, Ending Balance	1,917	1,345	1,917	1,345	1,824	1,190	1,360
Agricultural Real Estate [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	41	138	29	148	148	217	2
Provision for loan losses		(113)	35	(123)	(119)	(69)	215
Loans charged-off			(23)
Allowance for Loan Losses, Ending Balance	41	25	41	25	29	148	217
Consumer [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	79	56	187	81	81	63	57
Provision for loan losses	182	76	179	96	362	160	226
Loans charged-off	(153)	(59)	(281)	(119)	(309)	(360)	(374)
Recoveries	19	17	42	32	53	218	154
Allowance for Loan Losses, Ending Balance	127	90	127	90	187	81	63
Agricultural [Member]
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for Loan Losses, Beginning Balance	82	66	49	88	88	118	60
Provision for loan losses	(19)	(24)	16	(46)	(41)	(13)	94
Loans charged-off			(3)			(19)	(37)
Recoveries			1		2	2	1
Allowance for Loan Losses, Ending Balance	$ 63	$ 42	$ 63	$ 42	$ 49	$ 88	$ 118